RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Assets measured at fair value:
Cash and cash equivalents	$ 614	$ 639	$ 627	$ 595	$ 657	$ 642
Restricted cash	86		202
Investments in equity securities	87		171
Property, plant and equipment, at fair value	37,760		44,038
Liabilities measured at fair value:
Tax equity	(244)		(935)
Liabilities for which fair value is disclosed:
Total	19,733		22,511
BEPC exchangeable and class B shares
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(4,450)		(4,721)
Non-recourse borrowings
Liabilities for which fair value is disclosed:
Non-recourse borrowings	13,900		16,243
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	3		9
Liabilities measured at fair value:
Financial instrument liabilities	(164)		(500)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	108		86
Liabilities measured at fair value:
Financial instrument liabilities	(148)		(74)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	150		159
Liabilities measured at fair value:
Financial instrument liabilities	(10)		(24)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	28		0
Liabilities measured at fair value:
Financial instrument liabilities	(187)		$ (284)
Level 1
Assets measured at fair value:
Cash and cash equivalents	614
Restricted cash	86
Investments in equity securities	0
Property, plant and equipment, at fair value	0
Liabilities measured at fair value:
Tax equity	0
Liabilities for which fair value is disclosed:
Total	(5,509)
Level 1 | BEPC exchangeable and class B shares
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(4,450)
Level 1 | Non-recourse borrowings
Liabilities for which fair value is disclosed:
Non-recourse borrowings	1,759
Level 1 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	0
Property, plant and equipment, at fair value	0
Liabilities measured at fair value:
Tax equity	0
Liabilities for which fair value is disclosed:
Total	(12,248)
Level 2 | BEPC exchangeable and class B shares
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Level 2 | Non-recourse borrowings
Liabilities for which fair value is disclosed:
Non-recourse borrowings	12,141
Level 2 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(48)
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	108
Liabilities measured at fair value:
Financial instrument liabilities	(148)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	150
Liabilities measured at fair value:
Financial instrument liabilities	(10)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	28
Liabilities measured at fair value:
Financial instrument liabilities	(187)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	87
Property, plant and equipment, at fair value	37,760
Liabilities measured at fair value:
Tax equity	(244)
Liabilities for which fair value is disclosed:
Total	37,490
Level 3 | BEPC exchangeable and class B shares
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Level 3 | Non-recourse borrowings
Liabilities for which fair value is disclosed:
Non-recourse borrowings	0
Level 3 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	3
Liabilities measured at fair value:
Financial instrument liabilities	(116)
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	$ 0